Schedule I - Condensed Financial Information of Parent (Tables)	12 Months Ended
Dec. 31, 2022
Debt Details [Line Items]
Schedule of Recourse Debt Detail	The following table summarizes the carrying amount and terms of recourse debt of the Company as of the periods indicated (in millions):

	Interest Rate	Final Maturity	December 31, 2022	December 31, 2021
Senior Variable Rate Term Loan	SOFR + 1.125%	2024	200	—
Senior Unsecured Note	3.30%	2025	900	900
Drawings on revolving credit facility	SOFR + 1.75%	2027	325	365
Senior Unsecured Note	1.375%	2026	800	800
Senior Unsecured Note	3.95%	2030	700	700
Senior Unsecured Note	2.45%	2031	1,000	1,000
Other (1)	CDI + 7.00%	2022	—	25
Unamortized (discount) premium & debt issuance (costs), net			(31)	(36)
Subtotal			$3,894	$3,754
Less: Current maturities			—	(25)
Noncurrent maturities			$3,894	$3,729
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(1)Represents project-level limited recourse debt at AES Holdings Brasil Ltda.

			December 31,
	Interest Rate	Maturity	2022	2021
Senior Variable Rate Term Loan	SOFR + 1.125%	2024	200	—
Senior Unsecured Note	3.300%	2025	900	900
Drawings on revolving credit facility	SOFR + 1.75%	2027	325	365
Senior Unsecured Note	1.375%	2026	800	800
Senior Unsecured Note	3.95%	2030	700	700
Senior Unsecured Note	2.45%	2031	1,000	1,000
Unamortized (discounts)/premiums & debt issuance (costs)			(31)	(36)
Total			$3,894	$3,729

Junior Subordinated Notes Payable

			December 31,
	Interest Rate	Maturity	2022	2021
Senior Variable Rate Term Loan	SOFR + 1.125%	2024	200	—
Senior Unsecured Note	3.300%	2025	900	900
Drawings on revolving credit facility	SOFR + 1.75%	2027	325	365
Senior Unsecured Note	1.375%	2026	800	800
Senior Unsecured Note	3.95%	2030	700	700
Senior Unsecured Note	2.45%	2031	1,000	1,000
Unamortized (discounts)/premiums & debt issuance (costs)			(31)	(36)
Total			$3,894	$3,729

Future Maturities of Debt	The following table summarizes the principal amounts due under our recourse debt for the next five years and thereafter (in millions):

December 31,	Net Principal Amounts Due
2023	$—
2024	200
2025	900
2026	800
2027	325
Thereafter	1,700
Unamortized (discount) premium & debt issuance (costs), net	(31)
Total recourse debt	$3,894
As of December 31, 2022 scheduled maturities are presented in the following table (in millions):

December 31,	Annual Maturities
2023	$—
2024	200
2025	900
2026	800
2027	325
Thereafter	1,700
Unamortized (discount)/premium & debt issuance (costs), net	(31)
Total debt	$3,894